REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Disclosure of detailed information about revenues
	For the year ended December 31,
	2022	2021	2020
	US Dollars in thousands
Revenue from the sale of integrated POS devices	68,726	47,987	35,414
Recurring revenue:
SaaS revenue	45,274	34,641	25,127
Payment processing fee	59,514	36,506	18,242
	104,788	71,147	43,369
	173,514	119,134	78,783